PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Uncertain Tax Positions [Roll Forward]
Beginning balance	$ 0	$ 12,901
Beginning balance	20,212
Additions based on tax positions related to the current year	53,225	6,054
Additions based on tax positions of prior years	44,322	0
Interest and Penalties recorded in income tax expense, net of reversals	4,709	1,257
Ending balance	$ 122,468	0
Ending balance		$ 20,212